COMMITMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of commitments [text block] [Abstract]
COMMITMENTS

NOTE 32 - COMMITMENTS

(a) Commitments for loans obtained

In relation to certain contracts committed by the Company for the financing of the Boeing 777 aircraft, which are guaranteed by Export – Import Bank of the United States of America, commencing on January 1, 2023, limits have been established for some financial indicators of LATAM Airlines Group S.A. on a consolidated basis. Under any circumstance, non-compliance of this limits, does not generate credit acceleration.

The Company and its subsidiaries do not have credit agreements that indicate limits to some financial indicators of the Company or the subsidiaries, with the exception of those detailed below:

Regarding the revolving committed credit line (“Revolving Credit Facility”) established with a consortium of twelve banks led by Citibank, with a guarantee of aircraft, engines, spare parts and supplies for a total committed amount of US $ 600 million, it includes restrictions of minimum liquidity, measured at the Consolidated Company level (with a minimum level of US $ 750 million) and individually measured for LATAM Airlines Group S.A. companies and TAM Linhas Aéreas S.A. (with a minimum level of US $ 400 million). Compliance with these restrictions is a prerequisite for using the line; if the line is used, said restrictions must be reported quarterly, and non-compliance with these restrictions will accelerate credit. As of December 31, 2021, this line of credit is fully used.

As of December 31, 2021, the Company is in compliance with all the financial indicators detailed above.

On the other hand, the financing agreements of the Company generally establish clauses regarding changes in the ownership structure and in the controller and disposition of assets (which mainly refers to significant transfers of assets).

Under Section 362 of the Bankruptcy Code, the filing of voluntary bankruptcy petitions by the Debtors automatically stayed most actions against the Debtors, including most actions to collect indebtedness incurred prior to the Petition Date or to exercise control over the Debtors’ property.

Accordingly, counterparties are stayed from taking any actions as a result of such purported defaults. Specifically, the financing agreements of the Company generally establish that the filing of bankruptcy or similar proceedings constitute an event of default, which are unenforceable under the Bankruptcy Code. At the date of the issuance of these financial statements, the Company has not received notices of termination of financing arrangements, based on such an event of default.

On September 29, 2020 the company signed the so-called “DIP Financing”, which contemplates minimum liquidity restrictions of at least US $ 400 million at a consolidated level.

LATAM’s obligations to the lenders of the DIP Financing have a super administrative preference recognized under Chapter 11 of the U.S. Bankruptcy Code with respect to the other liabilities of the company and entities of its corporate group that have filed for Chapter 11 Proceedings (“Related Subsidiaries”) prior to the commencement of the Chapter 11 Proceeding.

In addition, in order to secure the debt under the DIP Financing, LATAM and the Related Subsidiaries granted certain guarantees, including, but not limited to, (i) in-rem guarantees to be granted over certain specified assets, such as spare engines, spare inventory, shares in certain subsidiaries (including, but not limited to, (a) a pledge over the shares owned by LATAM in LAN Cargo S.A., Inversiones Lan S.A., Lan Pax Group S.A., LATAM Travel II S.A., Technical Training Latam S.A. and Holdco I S.A., (b) pledge over the shares owned by LAN Cargo S.A. in Transporte Aéreo S.A., Inversiones Lan S.A., Fast Air Almacenes de Carga S.A. and Lan Cargo Inversiones S.A. and (c) pledge over the shares owned by Inversiones LAN S.A. in LAN Cargo S.A., Transporte Aéreo S.A., Lan Pax Group S.A., Fast Air Almacenes de Carga S.A., LATAM Travel Chile II S.A., Technical Training LATAM S.A. and Lan Cargo Inversiones S.A.), among others, under the laws of the jurisdictions in which they are located, (ii) personal guarantees of the Related Subsidiaries and (iii) a in-rem guarentee of general nature over the assets of LATAM and the Related Subsidiaries other than certain “Excluded Assets” comprising, among other things, the aircraft and the “Carve-Out” including, among other things, certain funds assigned for expenses of the Chapter 11 Proceedings.

(b) Other commitments

At December 31, 2021 the Company has existing letters of credit, certificates of deposits and warranty insurance policies as follows:

			Value	Release
Creditor Guarantee	Debtor	Type	ThUS$	Date

Superintendencia Nacional de Aduanas y de Administración Tributaria	Latam Airlines Perú S.A.	Forty-five letters of credit	228,184	Jan 14, 2022
Superintendencia Nacional de Aduanas y de Administración Tributaria	Latam Airlines Perú S.A.	Four letters of credit	15,176	Nov 23, 2022
Lima Airport Partners S.R.L.	Latam Airlines Perú S.A.	Two letters of credit	1,150	Nov 30, 2022
Servicio Nacional de Aduana del Ecuador	Latam Airlines Ecuador S.A.	Four letters of credit	2,130	Aug 5, 2022
Empresa Pública de Hidro carburos del Ecuador EP Petro ecuador	Latam Airlines Ecuador S.A.	Four letters of credit	1,500	Jun 20, 2022
Aena Aeropuertos S.A.	Latam Airlines Group S.A.	Three letters of credit	1,237	Nov 15, 2022
American Alternative Insurance Corporation	Latam Airlines Group S.A.	Twelve letters of credit	4,585	Mar 22, 2022
Comisión Europea	Latam Airlines Group S.A.	One letter of credit	9,333	Mar 29, 2022
Metropolitan Dade County	Latam Airlines Group S.A.	Seven letters of credit	3,597	Mar 13, 2022
BBVA	Latam Airlines Group S.A.	One letter of credit	4,315	Jan 16, 2022
JFK International Air Terminal LLC.	Latam Airlines Group S.A.	One letter of credit	2,300	Jan 27, 2022
Servicio Nacional de Aduanas	Latam Airlines Group S.A.	Eight letters of credit	2,303	Jul 30, 2022
Isoceles	Latam Airlines Group S.A.	One letter of credit	12,750	Aug 6, 2022
Procon	Tam Linhas Aéreas S.A.	Two insurance policy guarantee	2,233	Nov 17, 2025
União Federal	Tam Linhas Aéreas S.A.	Two insurance policy guarantee	8,250	Feb 4, 2025
Vara das Execuções Fiscais Estaduais Da Comarca De São Paulo.	Tam Linhas Aéreas S.A.	One insurance policy guarantee	8,531	Apr 15, 2025
Vara das Execuções Fiscais Estaduais Da Comarca De São Paulo.	Tam Linhas Aéreas S.A.	One insurance policy guarantee	1,417	Apr 4, 2025
Vara das Execuções Fiscais Estaduais Da Comarca De São Paulo.	Tam Linhas Aéreas S.A.	One insurance policy guarantee	1,323	Jul 5, 2023
Procon	Tam Linhas Aéreas S.A.	Seven insurance policy guarantee	9,542	Apr 6, 2022
17a Vara Cível da Comarca da Capital de João Pessoa/PB.	Tam Linhas Aéreas S.A.	One insurance policy guarantee	2,247	Jun 25, 2023
14ª Vara Federal da Seção Judiciária de Distrito Federal	Tam Linhas Aéreas S.A.	One insurance policy guarantee	1,342	May 29, 2025

			Value	Release
Creditor Guarantee	Debtor	Type	ThUS$	Date

Tribunal de Justição de Rio de Janeiro.	Tam Linhas Aéreas S.A.	One insurance policy guarantee	11,198	Aug 30, 2026
Vara Civel Campinas SP.	Tam Linhas Aéreas S.A.	One insurance policy guarantee	1,577	Jun 14, 2024
JFK International Air Terminal LLC.	Tam Linhas Aéreas S.A.	One insurance policy guarantee	1,300	Jan 25, 2022
7ª Turma do Tribunal Regional Federal da 1ª Região	Tam Linhas Aéreas S.A.	One insurance policy guarantee	41,029	Apr 20, 2023
Procon	Tam Linhas Aéreas S.A.	One insurance policy guarantee	1,931	Feb 10, 2026
Bond Safeguard Insurance Company	Tam Linhas Aéreas S.A.	One insurance policy guarantee	2,700	Jul 20, 2022
Fundacao de Protecao e Defesa do Consumidor Procon	Tam Linhas Aéreas S.A.	Two insurance policy guarantee	4,079	Sep 20, 2023
Uniao Federal Fazenda Nacional	Tam Linhas Aéreas S.A.	One insurance policy guarantee	2,251	Nov 16, 2025
Uniao Federal PGFN	Tam Linhas Aéreas S.A.	Three póliza de seguro de garantía	17,621	Jan 4, 2024
Uniao Federal Fazenda Nacional	Tam Linhas Aéreas S.A.	One insurance policy guarantee	27,446	Jul 30, 2022
Uniao Federal Fazenda Nacional	Absa Linhas Aereas Brasileira S.A.	Three póliza de seguro de garantía	25,839	Apr 14, 2023
Uniao Federal PGFN	Absa Linhas Aereas Brasileira S.A.	Two póliza de seguro de garantía	19,732	Oct 20, 2022
Tribunal de Justição de São Paulo.	Absa Linhas Aereas Brasileira S.A.	One insurance policy guarantee	4,709	Mar 31, 2022
7ª Turma do Tribunal Regional Federal da 1ª Região	Absa Linhas Aereas Brasileira S.A.	One insurance policy guarantee	1,600	May 7, 2023
			486,457

Letters of credit related to assets for right of use are included in Note 17 Properties, plants and equipment letter (d) Additional information Properties, plants and equipment, in numeral (i) Properties, plants and equipment delivered in guarantee.